UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5086

					Churchill Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	6/30/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



SEMI-ANNUAL
REPORT

JUNE 30, 2004

                                    CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle](R)

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS

[Logo of the Aquila Group of Funds: an eagle's head]

    AQUILA(SM)             SERVING KENTUCKY INVESTORS
 GROUP OF FUNDS                 FOR OVER 15 YEARS

                               CHURCHILL TAX-FREE
                                FUND OF KENTUCKY

               380 MADISON AVENUE, SUITE 2300 O NEW YORK, NY 10017
                           800-437-1020 O 212-697-6666

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle](R)

                               SEMI-ANNUAL REPORT

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004
                                   (UNAUDITED)

                                                                          RATING
    FACE                                                                 MOODY'S/
   AMOUNT     GENERAL OBLIGATION BONDS (1.3%)                               S&P         VALUE
-----------   -------------------------------------------------------    --------    -----------
              Bowling Green, Kentucky
$   200,000      5.300%, 06/01/18....................................     Aa3/NR     $   212,736
              Lexington-Fayette Urban County, Kentucky
                 Government Project Unlimited Tax
    125,000      5.000%, 12/01/15....................................     Aa2/AA+        131,014
    340,000      5.150%, 12/01/17....................................     Aa2/AA+        357,041
              Louisville, Kentucky Unlimited Tax
  2,205,000      5.000%, 10/01/21 FGIC Insured.......................     Aaa/AAA      2,264,756
              Warren County, Kentucky Judicial Unlimited Tax
    345,000      5.100%, 09/01/17 AMBAC Insured......................     Aaa/NR         363,306
    365,000      5.150%, 09/01/18 AMBAC Insured......................     Aaa/NR         383,564
                                                                                     -----------
                   Total General Obligation Bonds....................                  3,712,417
                                                                                     -----------
              REVENUE BONDS (97.5%)

              STATE AGENCIES (38.3%)
              Kentucky Area Development District Financing
    500,000      5.000%, 12/01/23 LOC Wachovia Bank..................      NR/AA         503,545
              Kentucky Infrastructure Authority
  1,000,000      5.250%, 06/01/12....................................     Aa3/A+       1,083,490
    635,000      5.250%, 06/01/12....................................     Aa3/A+         678,961
  2,740,000      5.250%, 06/01/14....................................     Aa3/A+       2,944,705
  1,500,000      5.375%, 02/01/18 (pre-refunded).....................      NR/A-       1,519,305
    100,000      5.000%, 06/01/18....................................     Aa3/A+         102,994
              Kentucky Local Correctional Facilities Construction
                 Authority
  6,355,000      5.500%, 11/01/14 FSA Insured........................     Aaa/AAA      6,563,253
              Kentucky State Property and Buildings Commission
  3,000,000      6.250%, 09/01/07 MBIA Insured.......................     Aaa/AAA      3,323,520
    220,000      6.000%, 09/01/08....................................     Aa3/A+         244,761
    500,000      5.500%, 11/01/09 AMBAC Insured......................     Aaa/AAA        531,650
  4,000,000      5.375%, 02/01/14 FSA Insured (pre-refunded).........     Aaa/AAA      4,435,920
    400,000      5.250%, 10/01/14 (pre-refunded).....................     Aa3/A+         429,612
  3,250,000      5.625%, 09/01/15 (pre-refunded).....................     Aa3/A+       3,654,040
    460,000      5.125%, 09/01/15 (pre-refunded).....................     Aa3/A+         504,500
  1,000,000      5.000%, 11/01/15 AMBAC Insured......................     Aaa/AAA      1,062,700
    100,000      5.375%, 05/01/16 MBIA Insured (pre-refunded)........     Aaa/AAA        110,351
  6,500,000      5.375%, 08/01/16 FSA Insured........................     Aaa/AAA      7,130,955
  3,905,000      5.125%, 09/01/16 (pre-refunded).....................     Aa3/A+       4,282,770
              Kentucky State Property and Buildings Commission
                 (continued)
$ 5,000,000      5.250%, 10/01/16....................................     Aa3/A+    $  5,317,000
  1,100,000      5.000%, 11/01/16 AMBAC Insured......................     Aaa/AAA      1,164,614
  1,265,000      5.250%, 08/01/17 MBIA Insured (pre-refunded)........     Aaa/AAA      1,398,445
  1,250,000      5.000%, 08/01/17 FSA Insured (pre-refunded).........     Aaa/AAA      1,365,675
    975,000      5.000%, 08/01/17 FSA Insured........................     Aaa/AAA      1,014,995
  8,155,000      5.125%, 09/01/17 (pre-refunded).....................     Aa3/A+       8,943,915
    200,000      5.375%, 10/01/17 MBIA Insured (pre-refunded)........     Aaa/AAA        223,642
  4,735,000      5.250%, 10/01/17....................................     Aa3/A+       5,006,694
  1,250,000      5.500%, 11/01/17 FSA Insured........................     Aaa/AAA      1,370,388
  1,000,000      5.000%, 11/01/17 AMBAC Insured......................     Aaa/AAA      1,051,650
    165,000      5.375%, 02/01/18 FSA Insured (pre-refunded).........     Aaa/AAA        182,982
  3,030,000      5.000%, 08/01/18 FSA Insured (pre-refunded).........     Aaa/AAA      3,310,396
  3,950,000      5.125%, 09/01/18 (pre-refunded).....................     Aa3/A+       4,320,668
  6,000,000      5.250%, 10/01/18....................................     Aa3/A+       6,315,540
  3,000,000      5.000%, 10/01/18 AMBAC Insured......................     Aaa/AAA      3,198,570
  1,000,000      5.500%, 11/01/18 FSA Insured........................     Aaa/AAA      1,094,100
    155,000      5.100%, 11/01/18 FSA Insured........................     Aaa/AAA        162,480
    145,000      5.100%, 11/01/18 (pre-refunded).....................     Aa3/A+         157,705
  1,500,000      5.000%, 11/01/18 AMBAC Insured......................     Aaa/AAA      1,568,115
  2,000,000      5.250%, 05/01/19 MBIA Insured.......................     Aaa/AAA      2,176,680
  1,040,000      5.000%, 08/01/19 FSA Insured (pre-refunded).........     Aaa/AAA      1,136,242
  4,000,000      5.375%, 10/01/19 MBIA Insured (pre-refunded)........     Aaa/AAA      4,472,840
  1,925,000      5.000%, 10/01/19....................................     Aa3/A+       1,971,277
    360,000      5.000%, 10/01/19 MBIA Insured.......................     Aaa/AAA        371,887
    705,000      5.150%, 11/01/19 FSA Insured........................     Aaa/AAA        738,459
  3,000,000      5.000%, 11/01/19 FSA Insured........................     Aaa/AAA      3,111,390
  2,000,000      5.750%, 05/01/20 MBIA Insured (pre-refunded)........     Aaa/AAA      2,249,520
    250,000      5.000%, 05/01/20 FSA Insured........................     Aaa/AAA        256,812
    160,000      5.000%, 10/01/20 MBIA Insured.......................     Aaa/AAA        164,584
    270,000      5.100%, 10/01/21 MBIA Insured.......................     Aaa/AAA        278,211
    255,000      5.150%, 02/01/22 FSA Insured........................     Aaa/AAA        262,392
  5,000,000      5.000%, 10/01/22 MBIA Insured.......................     Aaa/AAA      5,114,750
    235,000      5.000%, 08/01/23 MBIA Insured.......................     Aaa/AAA        238,760
     80,000      5.000%, 08/01/23 MBIA Insured (pre-refunded)........     Aaa/AAA         86,921
                                                                                    ------------
                                                                                     108,905,331
                                                                                    ------------

              COUNTY AGENCIES (8.6%)
              Floyd County, Kentucky Public Property Courthouse
$   510,000      5.500%, 09/01/14 (pre-refunded).....................     NR/NR*    $    548,209
              Jefferson County, Kentucky Capital Projects
  1,000,000      5.200%, 06/01/08 MBIA Insured.......................     Aaa/AAA      1,081,960
    430,000      5.200%, 06/01/12 MBIA Insured.......................     Aaa/AAA        457,154
    570,000      5.250%, 06/01/13 MBIA Insured.......................     Aaa/AAA        614,055
    520,000      5.250%, 06/01/14 MBIA Insured.......................     Aaa/AAA        558,610
  3,370,000      5.375%, 06/01/18 MBIA Insured.......................     Aaa/AAA      3,596,565
  1,640,000      5.375%, 06/01/22 MBIA Insured.......................     Aaa/AAA      1,693,694
  5,935,000      5.500%, 06/01/28 MBIA Insured.......................     Aaa/AAA      6,145,752
              Pendleton County, Kentucky Multi-County
                 Lease Revenue
  4,500,000      6.500%, 03/01/19....................................      NR/A        4,563,360
              Warren County, Kentucky Justice Center
  1,580,000      5.250%, 09/01/17 MBIA Insured.......................     Aaa/AAA      1,675,606
              Warren County, Kentucky Justice Center Expansion
                 Corp. Revenue
    700,000      5.400%, 09/01/24....................................     Aa3/NR         726,845
  2,875,000      5.350%, 09/01/29 MBIA Insured.......................     Aaa/AAA      2,959,496
                                                                                    ------------
                                                                                      24,621,306
                                                                                    ------------

              CITY / MUNICIPALITY OBLIGATIONS (4.1%)
              Jeffersontown, Kentucky Public Project Corp.
    500,000      5.750%, 11/01/15....................................      A3/NR         531,505
              Lexington-Fayette Urban County Government,
                 Kentucky Public Facilities Revenue
    120,000      5.125%, 10/01/23 FSA Insured........................     Aaa/AAA        121,878
              Louisville, Kentucky Parking Authority
  1,140,000      5.000%, 12/01/14 MBIA Insured.......................     Aaa/AAA      1,189,772
              Mount Sterling, Kentucky Lease Revenue
  2,020,000      6.150%, 03/01/13....................................     Aa3/NR       2,048,058
  7,000,000      6.200%, 03/01/18....................................     Aa3/NR       7,097,440
              Shelbyville, Kentucky Certificates of Participation
    625,000      5.000%, 10/01/22....................................      A2/NR         626,625
                                                                                    ------------
                                                                                      11,615,278
                                                                                    ------------

              HOSPITALS (4.5%)
              Jefferson County, Kentucky Health Facilities Revenue
$   240,000      5.000%, 10/01/12 MBIA Insured.......................     Aaa/AAA   $    250,058
  1,715,000      5.650%, 01/01/17 AMBAC Insured......................     Aaa/AAA      1,832,409
  2,200,000      5.250%, 05/01/17....................................      NR/A        2,233,968
  2,815,000      5.125%, 10/01/17 AMBAC Insured ETM..................     Aaa/AAA      2,907,079
    525,000      5.125%, 10/01/18 MBIA Insured ETM...................     Aaa/AAA        543,275
    125,000      5.750%, 01/01/26 AMBAC Insured......................     Aaa/AAA        130,196
              Kentucky Development Finance Authority
                 Hospital Revenue
  2,790,000      5.000%, 08/15/15 MBIA Insured.......................     Aaa/AAA      2,855,928
              Kentucky Economic Development Finance Authority
  1,000,000      5.000%, 02/01/18 FSA Insured........................     Aaa/AAA      1,007,210
              Louisville & Jefferson County, Kentucky Medical
                 Center Revenue
  1,000,000      5.000%, 06/01/18....................................      NR/A        1,018,730
                                                                                    ------------
                                                                                      12,778,853
                                                                                    ------------

              HOUSING (6.9%)
              Kentucky Housing Corp. Housing Revenue
    310,000      6.100%, 07/01/16 AMT................................     Aaa/AAA        310,000
     95,000      5.550%, 07/01/18 AMT................................     Aaa/AAA         95,489
    250,000      5.850%, 07/01/20 AMT................................     Aaa/AAA        259,452
  2,000,000      5.600%, 07/01/20 AMT................................     Aaa/AAA      2,023,260
  1,150,000      5.350%, 01/01/21 AMT................................     Aaa/AAA      1,153,312
  6,075,000      5.450%, 07/01/22 AMT................................     Aaa/AAA      6,130,647
  4,065,000      5.250%, 07/01/22 AMT................................     Aaa/AAA      4,089,959
    245,000      5.200%, 07/01/22....................................     Aaa/AAA        247,585
    300,000      5.100%, 07/01/22 AMT................................     Aaa/AAA        296,520
  4,140,000      5.200%, 07/01/25 AMT................................     Aaa/AAA      4,119,052
    275,000      5.375%, 07/01/27....................................     Aaa/AAA        277,271
    570,000      5.550%, 07/01/33....................................     Aaa/AAA        575,860
                                                                                    ------------
                                                                                      19,578,407
                                                                                    ------------

              POLLUTION CONTROL REVENUE (1.3%)
              Jefferson County, Kentucky Pollution Control
                 (LG&E Energy)
  3,800,000      5.900%, 04/15/23....................................      A1/A-       3,867,564
                                                                                    ------------

              SCHOOLS (13.2%)
              Beechwood, Kentucky Independent School District
                 Finance Corp.
$   180,000      5.650%, 03/01/20....................................     Aa3/NR    $    192,548
              Boone County, Kentucky School District Finance
                 Corp. School Building
    660,000      5.000%, 06/01/15....................................     Aa3/NR         688,360
    225,000      5.250%, 08/01/15....................................     Aa3/NR         240,280
    285,000      5.700%, 02/01/16....................................     Aa3/NR         309,764
  1,000,000      5.375%, 08/01/20 FSA Insured........................     AAA/NR       1,057,440
              Boyd County, Kentucky School District Finance Corp.
  1,025,000      5.000%, 10/01/15....................................     Aa3/NR       1,071,453
    575,000      5.375%, 10/01/17....................................     Aa3/NR         613,755
              Christian County, Kentucky School District
                 Finance Corp.
    500,000      5.000%, 06/01/09....................................     Aa3/NR         537,630
              Fayette County, Kentucky School Building
  1,780,000      5.700%, 12/01/16....................................     Aa3/AA-      1,932,831
              Fayette County, Kentucky School Building Revenue
    200,000      5.125%, 04/01/18 AMBAC Insured......................     Aaa/AAA        209,852
              Fayette County, Kentucky School District
                 Finance Corp.
    250,000      5.300%, 09/01/14....................................     Aa3/AA-        268,948
              Floyd County, Kentucky School Building
    250,000      5.000%, 12/01/09....................................     Aa3/NR         270,353
              Franklin County, Kentucky School District
                 Finance Corp.
  1,000,000      5.000%, 04/01/24....................................     Aa3/NR       1,002,980
              Graves Co., Kentucky School Building Revenue
  1,260,000      5.000%, 06/01/22....................................     Aa3/NR       1,277,111
  1,320,000      5.000%, 06/01/23....................................     Aa3/NR       1,330,322
              Grayson County, Kentucky School Building Revenue
  1,940,000      6.000%, 01/01/15 (pre-refunded).....................     Aa3/NR       2,022,586
              Hardin County, Kentucky School District Finance Corp.
    100,000      5.500%, 02/01/17....................................     Aa3/NR         106,827
              Jefferson County, Kentucky School District Finance
                 Corp. School Building
$   750,000      5.300%, 01/01/13 FSA Insured........................     Aaa/AAA   $    822,397
    695,000      5.125%, 11/01/14 FSA Insured (pre-refunded).........     Aaa/AAA        755,409
  3,195,000      5.125%, 02/01/16 MBIA Insured (pre-refunded)........     Aaa/AAA      3,409,896
    250,000      5.250%, 07/01/16 FSA Insured........................     Aaa/AAA        264,985
              Kenton County, Kentucky School District
  1,800,000      5.375%, 03/01/15....................................     Aa3/A+       1,927,314
    955,000      5.000%, 04/01/16....................................     Aa3/NR         997,899
  1,055,000      5.000%, 04/01/17....................................     Aa3/NR       1,095,354
    605,000      5.000%, 04/01/19....................................     Aa3/NR         621,353
              Kentucky Economic Development Finance Authority
                 College Revenue Centre College
  1,230,000      5.000%, 04/01/17 FSA Insured........................     Aaa/AAA      1,287,367
  1,675,000      5.000%, 04/01/19 FSA Insured........................     Aaa/AAA      1,736,657
              Lexington-Fayette Urban County, Kentucky
                 Government Project Transylvania University
  1,320,000      5.125%, 08/01/18 MBIA Insured.......................     Aaa/AAA      1,368,814
              Lexington-Fayette Urban County, Kentucky
                 Government Project U.K. Library
    725,000      5.000%, 11/01/15 MBIA Insured.......................     Aaa/AAA        765,919
    205,000      5.000%, 11/01/18 MBIA Insured.......................     Aaa/AAA        214,008
              Meade County, Kentucky School District Finance Corp.
    400,000      5.700%, 07/01/15....................................     Aa3/NR         431,368
    500,000      6.000%, 07/01/16....................................     Aa3/NR         541,790
              Middlesboro, Kentucky Independent School District
                 Finance Corp.
    100,000      6.100%, 08/01/16....................................     Aa3/NR         108,773
              Oldham County, Kentucky School District
                 Finance Corp.
    500,000      5.000%, 05/01/19 MBIA Insured.......................     Aaa/NR         521,250
              Nelson County, Kentucky School Building
  1,820,000      5.750%, 04/01/15 (pre-refunded).....................     Aa3/NR       1,915,150
              Scott County, Kentucky School Building
  2,750,000      5.900%, 06/01/18 (pre-refunded).....................      Aa3/A       2,911,012
    100,000      5.000%, 03/01/22....................................     Aa3/NR         101,447
              Taylor County, Kentucky School Building
$   280,000      6.000%, 08/01/16....................................     Aa3/NR    $    304,125
    175,000      5.250%, 06/01/19....................................     Aa3/NR         184,474
              University of Kentucky Revenue
  1,335,000      5.000%, 05/01/16 FGIC Insured (pre-refunded)........     Aaa/AAA      1,452,734
    505,000      5.000%, 06/01/18 FSA insured........................     Aaa/NR         526,175
              Walton-Verona, Kentucky Independent School District
    105,000      5.100%, 06/01/19....................................     Aa3/NR         108,443
                                                                                    ------------
                                                                                      37,507,153
                                                                                    ------------
              TRANSPORTATION (11.8%)
              Kenton County, Kentucky Airport Board
                 Airport Revenue
    800,000      5.000%, 03/01/08 MBIA Insured AMT...................     Aaa/AAA        845,280
    500,000      5.625%, 03/01/13 MBIA Insured AMT...................     Aaa/AAA        533,710
  1,570,000      5.000%, 03/01/13 MBIA Insured AMT...................     Aaa/AAA      1,618,843
    750,000      5.625%, 03/01/14 MBIA Insured AMT...................     Aaa/AAA        799,072
  1,000,000      5.500%, 03/01/17 MBIA Insured AMT...................     Aaa/AAA      1,049,020
    380,000      5.500%, 03/01/18 MBIA Insured AMT...................     Aaa/AAA        395,626
  1,000,000      5.000%, 03/01/23 MBIA Insured AMT...................     Aaa/AAA        989,180
              Kentucky Interlocal School Transportation Authority
    150,000      5.100%, 03/01/05....................................     Aa3/A+         153,511
    145,000      5.400%, 06/01/17....................................      NR/A+         146,773
    400,000      6.000%, 12/01/20....................................      NR/A+         410,492
    200,000      6.000%, 12/01/20....................................      NR/A+         205,246
    300,000      5.800%, 12/01/20....................................      NR/A+         305,358
    400,000      5.650%, 12/01/20....................................      NR/A+         406,908
    350,000      5.600%, 12/01/20....................................      NR/A+         355,974
              Kentucky State Turnpike Authority Economic
                 Development & Resource Recovery Road Revenue
    120,000      8.500%, 07/01/06....................................     Aa3/A+         134,314
  1,000,000      6.500%, 07/01/08 AMBAC Insured......................     Aaa/AAA      1,132,580
  1,010,000      5.500%, 07/01/11 AMBAC Insured......................     Aaa/AAA      1,020,100
  1,000,000      5.625%, 07/01/12 FSA Insured........................     Aaa/AAA      1,101,020
    200,000      5.625%, 07/01/13 FSA Insured........................     Aaa/AAA        220,204
    500,000      5.625%, 07/01/14 FSA Insured........................     Aaa/AAA        550,210
    250,000      5.200%, 07/01/14 FSA Insured........................     Aaa/AAA        266,842
              Kentucky State Turnpike Authority Economic
                 Development & Resource Recovery Road
                 Revenue (continued)
$ 2,760,000      5.625%, 07/01/15 AMBAC Insured (pre-refunded).......     Aaa/AAA   $  2,923,999
    940,000      5.625%, 07/01/15 AMBAC Insured......................     Aaa/AAA        992,593
    450,000      5.250%, 07/01/15 FSA Insured........................     Aaa/AAA        479,736
  2,500,000      5.250%, 07/01/16 FSA Insured........................     Aaa/AAA      2,660,600
  3,455,000      5.100%, 07/01/18 FSA Insured........................     Aaa/AAA      3,599,073
              Louisville-Jefferson County Regional Airport, Kentucky
  1,000,000      5.500%, 07/01/12 FSA Insured AMT....................     Aaa/AAA      1,069,920
  2,000,000      5.750%, 07/01/15 FSA Insured AMT....................     Aaa/AAA      2,141,980
  2,000,000      5.500%, 07/01/15 FSA Insured AMT....................     Aaa/AAA      2,122,180
  1,000,000      5.250%, 07/01/18 FSA Insured AMT....................     Aaa/AAA      1,020,810
  1,370,000      5.250%, 07/01/21 FSA Insured AMT....................     Aaa/AAA      1,392,550
  2,390,000      5.250%, 07/01/22 FSA Insured AMT....................     Aaa/AAA      2,420,712
    275,000      5.375%, 07/01/23 FSA Insured AMT....................     Aaa/AAA        279,727
                                                                                    ------------
                                                                                      33,744,143
                                                                                    ------------
              UTILITIES (8.8%)
              Campbell & Kenton Counties, Kentucky Sanitation
                 Sewer District
    125,000      5.000%, 08/01/18 FGIC Insured.......................     Aaa/AAA        129,809
              Hardin County, Kentucky Water District
    605,000      5.900%, 01/01/25 MBIA Insured (pre-refunded)........     Aaa/AAA        644,700
    395,000      5.900%, 01/01/25 MBIA Insured.......................     Aaa/AAA        419,340
              Kentucky Rural Water Finance Corp.
    595,000      5.000%, 02/01/20 AMBAC Insured......................     Aaa/AAA        616,503
              Lexington-Fayette Urban County Government,
                 Kentucky Sewer System
  1,000,000      5.000%, 07/01/19....................................     Aa3/AA       1,030,650
              Louisville and Jefferson County, Kentucky
                 Metropolitan Sewer District
  1,000,000      5.000%, 05/15/12 FGIC Insured.......................     Aaa/AAA      1,053,130
  2,565,000      5.375%, 05/15/17 MBIA Insured.......................     Aaa/AAA      2,777,921
  1,410,000      5.400%, 05/15/22 FGIC Insured.......................     Aaa/AAA      1,480,274
    400,000      5.000%, 05/15/22 FGIC Insured.......................     Aaa/AAA        406,264
    120,000      6.250%, 05/15/26 MBIA Insured.......................     Aaa/AAA        131,773
              Louisville, Kentucky Waterworks Board Water
                 System Revenue
$ 1,000,000      5.250%, 11/15/16 FSA Insured........................     Aaa/AAA   $  1,059,150
  1,000,000      5.250%, 11/15/17 FSA Insured........................     Aaa/AAA      1,056,860
  2,485,000      5.250%, 11/15/18 FSA Insured........................     Aaa/AAA      2,614,990
  6,600,000      5.250%, 11/15/22 FSA Insured........................     Aaa/AAA      6,837,468
  2,415,000      5.250%, 11/15/24 FSA Insured........................     Aaa/AAA      2,472,477
              Northern Kentucky Water District
    240,000      5.000%, 02/01/23 FGIC Insured.......................     Aaa/NR         243,312
              Owensboro-Davies County, Kentucky Water District
    600,000      5.000%, 01/01/13 AMBAC Insured......................     Aaa/AAA        621,210
              Owensboro, Kentucky Electric and Power
  1,310,000      5.000%, 01/01/20 FSA Insured........................     Aaa/AAA      1,344,257
                                                                                    ------------
                                                                                      24,940,088
                                                                                    ------------
                 Total Revenue Bonds.................................                277,558,123
                                                                                    ------------

              Total Investments (cost $273,387,081**)................     98.8%      281,270,540
              Other assets less liabilities..........................      1.2         3,369,746
                                                                         -----      ------------
              Net Assets.............................................    100.0%     $284,640,286
                                                                         =====      ============


              * Any security not rated (NR) by either credit rating service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

              **   See note 4.

                                  PORTFOLIO ABBREVIATIONS:
                   -------------------------------------------------
                   AMBAC - American Municipal Bond Assurance Corp.
                   AMT   - Alternative Minimum Tax
                   ETM   - Escrowed To Maturity
                   FGIC  - Financial Guaranty Insurance Co.
                   FSA   - Financial Security Assurance
                   LOC   - Letter of Credit
                   MBIA  - Municipal Bond Investors Assurance

                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS
   Investments at value (cost $273,387,081) ...........................................   $ 281,270,540
   Interest receivable ................................................................       4,241,584
   Receivable for Fund shares sold ....................................................         129,133
   Other assets .......................................................................          18,466
                                                                                          -------------
   Total assets .......................................................................     285,659,723
                                                                                          -------------
LIABILITIES
   Cash overdraft .....................................................................         209,634
   Dividends payable ..................................................................         368,992
   Payable for Fund shares redeemed ...................................................         175,243
   Management fee payable .............................................................          93,541
   Distribution fees payable ..........................................................          73,165
   Payable for securities purchased ...................................................          21,199
   Accrued expenses ...................................................................          77,663
                                                                                          -------------
   Total liabilities ..................................................................       1,019,437
                                                                                          -------------
NET ASSETS ............................................................................   $ 284,640,286
                                                                                          =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .   $     270,693
   Additional paid-in capital .........................................................     277,083,928
   Net unrealized appreciation on investments (note 4) ................................       7,883,459
   Undistributed net investment income ................................................         446,662
   Accumulated net realized loss on investments .......................................      (1,044,456)
                                                                                          -------------
                                                                                          $ 284,640,286
                                                                                          =============
CLASS A
   Net Assets .........................................................................   $ 230,858,585
                                                                                          =============
   Capital shares outstanding .........................................................      21,956,087
                                                                                          =============
   Net asset value and redemption price per share .....................................   $       10.51
                                                                                          =============
   Offering price per share (100/96 of $10.51 adjusted to nearest cent) ...............   $       10.95
                                                                                          =============
CLASS C
   Net Assets .........................................................................   $   7,090,963
                                                                                          =============
   Capital shares outstanding .........................................................         674,697
                                                                                          =============
   Net asset value and offering price per share .......................................   $       10.51
                                                                                          =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................   $       10.51*
                                                                                          =============
CLASS I
   Net Assets .........................................................................   $   7,267,973
                                                                                          =============
   Capital shares outstanding .........................................................         691,559
                                                                                          =============
   Net asset value, offering and redemption price per share ...........................   $       10.51
                                                                                          =============
CLASS Y
   Net Assets .........................................................................   $  39,422,765
                                                                                          =============
   Capital shares outstanding .........................................................       3,746,974
                                                                                          =============
   Net asset value, offering and redemption price per share ...........................   $       10.52
                                                                                          =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME:

     Interest income ......................................                  $ 6,867,547
Expenses:

     Management fee (note 3) ..............................   $   578,117
     Distribution and service fees (note 3) ...............       214,459
     Transfer and shareholder servicing agent fees ........        70,006
     Trustees' fees and expenses (note 8) .................        48,380
     Fund accounting fees .................................        32,779
     Shareholders' reports and proxy statements ...........        27,245
     Legal fees ...........................................        21,384
     Auditing and tax fees ................................        14,186
     Custodian fees .......................................        10,850
     Insurance ............................................         8,819
     Registration fees and dues ...........................         7,787
     Miscellaneous ........................................        13,327
                                                              -----------
     Total expenses .......................................     1,047,339

     Expenses paid indirectly (note 6) ....................        (6,352)
                                                              -----------
     Net expenses .........................................                    1,040,987
                                                                             -----------
     Net investment income ................................                    5,826,560

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions         95,825
     Change in unrealized appreciation on investments .....    (5,222,873)
                                                              -----------
     Net realized and unrealized gain (loss) on investments                   (5,127,048)
                                                                             -----------
     Net change in net assets resulting from operations ...                  $   699,512
                                                                             ===========

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED
                                                              JUNE 30, 2004        YEAR ENDED
                                                               (UNAUDITED)      DECEMBER 31, 2003
                                                            ----------------    -----------------
OPERATIONS:
   Net investment income ...............................      $   5,826,560       $  11,709,378
   Net realized gain (loss) from securities transactions             95,825             259,635
   Change in unrealized appreciation on investments ....         (5,222,873)            183,334
                                                              -------------       -------------
      Change in net assets from operations .............            699,512          12,152,347
                                                              -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income ...............................         (4,608,384)         (9,367,500)

   Class C Shares:
   Net investment income ...............................           (112,902)           (200,217)

   Class I Shares:
   Net investment income ...............................            (99,818)           (146,438)

   Class Y Shares:
   Net investment income ...............................           (943,321)         (1,944,616)
                                                              -------------       -------------
      Change in net assets from distributions ..........         (5,764,425)        (11,658,771)
                                                              -------------       -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ...........................         23,292,170          44,639,694
   Reinvested dividends and distributions ..............          2,722,077           5,821,000
   Cost of shares redeemed .............................        (23,433,099)        (38,277,178)
                                                              -------------       -------------
   Change in net assets from capital share transactions           2,581,148          12,183,516
                                                              -------------       -------------

   Change in net assets ................................         (2,483,765)         12,677,092

NET ASSETS:
   Beginning of period .................................        287,124,051         274,446,959
                                                              -------------       -------------

   End of period* ......................................      $ 284,640,286       $ 287,124,051
                                                              =============       =============

   * Includes undistributed net investment income of:         $     446,662       $     384,527
                                                              =============       =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

      Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's average net assets.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2004, distribution fees on Class A Shares amounted to $173,286 of which the Distributor retained $4,156.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2004, amounted to $26,985. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2004, amounted to $8,994. The total of these payments with respect to Class C Shares amounted to $35,979 of which the Distributor retained $4,671.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2004, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $9,089 of which $5,194 related to the Plan and $3,895 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Kentucky, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2004, total commissions on sales of Class A Shares amounted to $176,378 of which the Distributor received $19,716.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended June 30, 3004, the Fund incurred $20,682 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Barrett & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2004, purchases of securities and proceeds from the sales of securities aggregated $19,337,725 and $14,962,743, respectively.

      At June 30, 2004, the aggregate tax cost for all securities was $273,006,611. At June 30, 2004, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $9,485,281 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $1,221,352 for a net unrealized appreciation of $8,263,929.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                       SIX MONTHS ENDED
                                         JUNE 30, 2004                     YEAR ENDED
                                          (UNAUDITED)                   DECEMBER 31, 2003
                                   ---------------------------     ---------------------------
                                     SHARES          AMOUNT          SHARES          AMOUNT
                                     ------          ------          ------          ------
CLASS A SHARES:
   Proceeds from shares sold ..     1,218,021     $ 13,030,210      2,169,701     $ 23,197,568
   Reinvested distributions ...       203,007        2,166,020        423,111        4,508,492
   Cost of shares redeemed ....      (894,462)      (9,497,234)    (2,359,392)     (25,070,993)
                                   ----------     ------------     ----------     ------------
      Net change ..............       526,566        5,698,996        233,420        2,635,067
                                   ----------     ------------     ----------     ------------

CLASS C SHARES:
   Proceeds from shares sold ..        93,018          985,271        285,083        3,053,437
   Reinvested distributions ...         6,612           70,552         12,041          128,176
   Cost of shares redeemed ....       (98,182)      (1,047,968)       (74,572)        (795,113)
                                   ----------     ------------     ----------     ------------
      Net change ..............         1,448            7,855        222,552        2,386,500
                                   ----------     ------------     ----------     ------------

CLASS I SHARES:
   Proceeds from shares sold ..       281,382        2,975,745        198,482        2,130,432
   Reinvested distributions ...         6,743           71,917         12,722          135,513
   Cost of shares redeemed ....       (11,700)        (124,109)       (21,821)        (232,654)
                                   ----------     ------------     ----------     ------------
      Net change ..............       276,425        2,923,553        189,383        2,033,291
                                   ----------     ------------     ----------     ------------

CLASS Y SHARES:
   Proceeds from shares sold ..       583,810        6,300,944      1,511,098       16,258,257
   Reinvested distributions ...        38,624          413,588         98,382        1,048,819
   Cost of shares redeemed ....    (1,203,298)     (12,763,788)    (1,145,269)     (12,178,418)
                                   ----------     ------------     ----------     ------------
      Net change ..............      (580,864)      (6,049,256)       464,211        5,128,658
                                   ----------     ------------     ----------     ------------
Total transactions in Fund
   shares .....................       223,575     $  2,581,148      1,109,566     $ 12,183,516
                                   ==========     ============     ==========     ============

8. TRUSTEES' FEES AND EXPENSES

     During the previous fiscal year ended December 31, 2003 there were nine trustees, two of whom were affiliated with the Manager and are not paid any trustee fees. Each Trustees' fee paid during the year was at the average annual rate of $7,250 for carrying out responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting of Shareholders. For the fiscal year ended December 31, 2003 such reimbursements averaged approximately $3,400 per Trustee.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      At December 31, 2003, the Fund had a capital loss carryover of $1,077,355, $54,468 of which expires on December 31, 2007 and $1,022,887 will expire on December 31, 2008. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed. In addition, the Fund generated a post October net capital loss of $57,959.

      The tax character of distributions:

                                 YEAR ENDED DECEMBER 31,
                                   2003            2002
                               -----------    ------------
      Net tax-exempt income    $11,625,804    $ 11,355,823
      Ordinary income               32,967          13,045
                               -----------    ------------
                               $11,658,771    $ 11,368,868
                               ===========    ============

      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss           $ (1,135,314)
      Unrealized appreciation                   13,432,250
      Undistributed tax-exempt income               53,642
                                              ------------
                                              $ 12,350,578
                                              ============

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sales and premium/discount adjustments.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                           -----------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                           YEAR ENDED DECEMBER 31,
                                             6/30/04        ------------------------------------------------------------
                                           (UNAUDITED)        2003         2002         2001         2000         1999
                                           -----------      --------     --------     --------     --------     --------
Net asset value, beginning of period .....   $  10.69       $  10.66     $  10.31     $  10.40     $  10.09     $  10.81
                                             --------       --------     --------     --------     --------     --------
Income (loss) from investment operations:
   Net investment income+  ...............       0.21           0.44         0.47         0.50         0.52         0.52
   Net gain (loss) on securities (both
     realized and unrealized) ............      (0.18)          0.03         0.35        (0.09)        0.31        (0.68)
                                             --------       --------     --------     --------     --------     --------
   Total from investment operations ......       0.03           0.47         0.82         0.41         0.83        (0.16)
                                             --------       --------     --------     --------     --------     --------
Less distributions (note 10):
   Dividends from net investment income ..      (0.21)         (0.44)       (0.47)       (0.50)       (0.52)       (0.53)
   Distributions from capital gains ......         --             --           --           --           --        (0.03)
                                             --------       --------     --------     --------     --------     --------
   Total distributions ...................      (0.21)         (0.44)       (0.47)       (0.50)       (0.52)       (0.56)
                                             --------       --------     --------     --------     --------     --------
Net asset value, end of period ...........   $  10.51       $  10.69     $  10.66     $  10.31     $  10.40     $  10.09
                                             ========       ========     ========     ========     ========     ========
Total return (not reflecting sales charge)       0.29%++        4.50%        8.15%        4.02%        8.45%       (1.51)%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) ......................   $230,859       $229,176     $226.014     $201,604     $196,890     $205,842
   Ratio of expenses to average
     net assets ..........................       0.72%*         0.72%        0.72%        0.72%        0.74%        0.72%
   Ratio of net investment income to
     average net assets ..................       4.03%*         4.14%        4.82%        4.82%        5.10%        4.95%
   Portfolio turnover rate ...............       5.22%++       17.92%       21.44%       21.44%        6.61%        6.35%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets ..........................       0.72%*         0.71%        0.71%        0.70%        0.73%        0.71%


                                                                               CLASS C
                                            -----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                           YEAR ENDED DECEMBER 31,
                                              6/30/04       -------------------------------------------------------------
                                            (UNAUDITED)       2003         2002         2001         2000         1999
                                            -----------     --------     --------     --------     --------     --------
Net asset value, beginning of period .....   $  10.69       $  10.66     $  10.31     $  10.39     $  10.08     $  10.81
                                             --------       --------     --------     --------     --------     --------

Income (loss) from investment operations:
   Net investment income+  ...............       0.17           0.35         0.38         0.41         0.43         0.43
   Net gain (loss) on securities (both
     realized and unrealized) ............      (0.18)          0.03         0.35        (0.08)        0.31        (0.69)
                                             --------       --------     --------     --------     --------     --------
   Total from investment operations ......      (0.01)          0.38         0.73         0.33         0.74        (0.26)
                                             --------       --------     --------     --------     --------     --------
Less distributions (note 10):
   Dividends from net investment income ..      (0.17)         (0.35)       (0.38)       (0.41)       (0.43)       (0.44)
   Distributions from capital gains ......         --             --           --           --           --        (0.03)
                                             --------       --------     --------     --------     --------     --------
   Total distributions ...................      (0.17)         (0.35)       (0.38)       (0.41)       (0.43)       (0.47)
                                             --------       --------     --------     --------     --------     --------
Net asset value, end of period ...........   $  10.51       $  10.69     $  10.66     $  10.31     $  10.39     $  10.08
                                             ========       ========     ========     ========     ========     ========

Total return (not reflecting sales charge)      (0.14%)++       3.62%        7.23%        3.24%        7.54%       (2.45)%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) ......................   $  7,091       $  7,197     $  4,804     $  3,355     $  1,861     $  1,932
   Ratio of expenses to average
     net assets ..........................       1.58%*         1.57%        1.56%        1.56%        1.59%        1.56%
   Ratio of net investment income to
     average net assets ..................       3.18%*         3.26%        3.62%        3.92%        4.24%        4.09%
   Portfolio turnover rate ...............       5.28%++       17.92%       18.27%       21.44%        6.61%        6.35%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets ..........................       1.57%*         1.56%        1.55%        1.55%        1.58%        1.55%

-------------
 + Per share amounts have been calculated using the monthly average shares method.

++    Not annualized.

 *    Annualized.

Note: On July 1, 2000, Aquila Management Corporation was appointed as the Fund's
      Investment adviser, assuming investment management responsibilities, replacing Banc One Investment Advisers Corporation the Fund's Investment Sub-Adviser. Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC.

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS I
                                                 ----------------------------------------------------

                                                 SIX MONTHS            YEAR ENDED
                                                    ENDED              DECEMBER 31,         PERIOD
                                                   6/30/04       ---------------------       ENDED
                                                 (UNAUDITED)       2003         2002      12/31/01(1)
                                                 -----------     --------     --------    -----------
Net asset value, beginning of period ..........   $  10.69       $  10.66     $  10.31     $  10.44
                                                  --------       --------     --------     --------
Income (loss) from investment operations:
   Net investment income + ....................       0.20           0.43         0.46         0.19
   Net gain (loss) on securities (both realized
     and unrealized) ..........................      (0.18)          0.02         0.35        (0.13)
                                                  --------       --------     --------     --------
   Total from investment operations ...........       0.02           0.45         0.81         0.06
                                                  --------       --------     --------     --------
Less distributions (note 10):
   Dividends from net investment income .......      (0.20)         (0.42)       (0.46)       (0.19)
   Distributions from capital gains ...........         --             --           --           --
                                                  --------       --------     --------     --------
   Total distributions ........................      (0.20)         (0.42)       (0.46)       (0.19)
                                                  --------       --------     --------     --------
Net asset value, end of period ................   $  10.51       $  10.69     $  10.66     $  10.31
                                                  ========       ========     ========     ========
Total return (not reflecting sales charge) ....       0.21%++        4.33%        7.98%        0.58%++

Ratios/supplemental data
   Net assets, end of period
     (in thousands) ...........................   $  7,268       $  4,438     $  2,407     $  1,426
   Ratio of expenses to average net assets ....       0.88%*         0.88%        0.87%        0.83%*
   Ratio of net investment income to average
     net assets ...............................       3.87%*         3.95%        4.32%        4.47%*
   Portfolio turnover rate ....................       5.22%++       17.92%       18.27%       21.44%++

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....       0.87%*         0.87%        0.86%        0.82%*


                                                                                 CLASS Y
                                                  --------------------------------------------------------------------

                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED DECEMBER 31,
                                                    6/30/04      -----------------------------------------------------
                                                  (UNAUDITED)      2003       2002        2001       2000       1999
                                                  -----------    --------   --------    --------   --------   --------
Net asset value, beginning of period ..........     $  10.70     $  10.67   $  10.32    $  10.40   $  10.09   $  10.82
                                                    --------     --------   --------    --------   --------   --------
Income (loss) from investment operations:
   Net investment income + ....................         0.22         0.46       0.49        0.51       0.53       0.53
   Net gain (loss) on securities (both realized
     and unrealized) ..........................        (0.18)        0.03       0.35       (0.07)      0.32      (0.69)
                                                    --------     --------   --------    --------   --------   --------
   Total from investment operations ...........         0.04         0.49       0.84        0.44       0.85      (0.16)
                                                    --------     --------   --------    --------   --------   --------
Less distributions (note 10):
   Dividends from net investment income .......        (0.22)       (0.46)     (0.49)      (0.52)     (0.54)     (0.54)
   Distributions from capital gains ...........           --           --         --          --         --      (0.03)
                                                    --------     --------   --------    --------   --------   --------
   Total distributions ........................        (0.22)       (0.46)     (0.49)      (0.52)     (0.54)     (0.57)
                                                    --------     --------   --------    --------   --------   --------
Net asset value, end of period ................     $  10.52     $  10.70   $  10.67    $  10.32   $  10.40   $  10.09
                                                    ========     ========   ========    ========   ========   ========
Total return (not reflecting sales charge) ....         0.36%++      4.65%      8.30%       4.28%      8.62%     (1.46)%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) ...........................     $ 39,423     $ 46,313   $ 41,223    $ 25,585   $ 15,745   $ 13,346
   Ratio of expenses to average net assets ....         0.57%*       0.57%      0.57%       0.57%      0.59%      0.57%
   Ratio of net investment income to average
     net assets ...............................         4.18%*       4.28%      4.63%       4.94%      5.25%      5.09%
   Portfolio turnover rate ....................         5.22%++     17.92%     18.27%      21.44%      6.61%      6.35%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....         0.57%*       0.56%      0.56%       0.55%      0.58%      0.56%

--------------

(1)   For the period August 6, 2001 to December 31, 2001.

  + Per share amounts have been calculated using the monthly average shares method.

 ++   Not annualized.

  *   Annualized.

Note: On July 1, 2000, Aquila Management Corporation was appointed as the Fund's
      Investment adviser. Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC.

                See accompanying notes to financial statements.

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Churchill Tax-Free Fund of Kentucky (the "Fund") was held on April 23, 2004. The holders of shares representing 83% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

                                Number of Votes:
         TRUSTEE                        FOR                      WITHHELD
         -------                        ---                      --------
         Lacy B. Herrmann               22,303,658               172,251
         Thomas A. Christopher          22,328,274               147,635
         Douglas Dean                   22,327,387               148,522
         Diana P. Herrmann              22,291,891               184,018
         Theodore T. Mason              22,317,207               158,702
         Anne J. Mills                  22,322,909               153,000
         William J. Nightingale         22,318,699               157,210
         James R. Ramsey                22,304,012               171,897

2. To ratify the selection of KPMG LLP as the Fund's independent auditors.

                                 Number of Votes:
         FOR                            AGAINST                 ABSTAIN
         ---                            -------                 -------
         22,029,198                     51,340                  395,370

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(SM) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

      Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD. The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

FOUNDER
   AQUILA MANAGEMENT CORPORATION

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Thomas A. Christopher
   Douglas Dean
   Diana P. Herrmann
   Theodore T. Mason
   Anne J. Mills
   William J. Nightingale
   James R. Ramsey

OFFICERS
   Diana P. Herrmann, Vice Chair and President
   Thomas S. Albright, Senior Vice President
      and Portfolio Manager
   Jerry G. McGrew, Senior Vice President
   Jason T. McGrew, Vice President
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.




ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
September 6, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair, Trustee and President
September 6, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
September 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
September 6, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair, Trustee and President
September 6, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 6, 20034